Land use right, net - Amortization (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Land Use Right [Member]
Land use right, net
Amortization expenses for land use right	¥ 2,062	¥ 2,062	¥ 2,061